Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid rent	$ 27,000	$ 27,000
Prepaid insurance	40,000	31,000
Prepaid other	$ 140,000	13,000
Prepaid professional fees		$ 20,000
Current portion - deferred financing fees for LOC	$ 228,000
Total	$ 408,000	$ 91,000